Auditor's remuneration paid to Ernst & Young LLP - Additional Information (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Auditor's remuneration [abstract]
Audit fees for specific procedures performed in relation to the implementation of new accounting standards	$ 0.5